Share-Based Compensation (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average remaining contractual term, Balance (in years)	4 years
Himax Media Solutions [Member]
Number of shares, Balance	1,541,562	1,443,875	1,693,250
Number of shares, Granted	9,750	444,500	0
Number of shares, Exercised	0	0	0
Number of shares, Forfeited	(372,187)	(346,813)	(249,375)
Number of shares, Balance	1,179,125	1,541,562	1,443,875	1,693,250
Number of shares, Exercisable	1,101,938
Weighted average exercise price, Balance	$ 1.696	$ 1.660	$ 1.664
Weighted average exercise price, Granted	$ 1.856	$ 1.834	$ 0
Weighted average exercise price, Exercised	$ 0	$ 0	$ 0
Weighted average exercise price, Forfeited	$ 1.721	$ 1.717	$ 1.680
Weighted average exercise price, Balance	$ 1.69	$ 1.696	$ 1.660	$ 1.664
Weighted average exercise price, Exercisable	$ 1.721
Weighted average remaining contractual term, Balance (in years)	9 months 19 days	1 year 9 months 19 days	2 years 5 months 13 days	2 years 9 months 27 days